Structured Entities - Summary of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Trading assets	$ 127,488	$ 100,262
Investment securities	82,359	78,396
Total assets	1,086,161	998,493
Deposits - Business and government	461,851	422,002
Derivative financial instruments	40,222	37,967
Total liabilities	1,015,969	930,813
Canadian multi-seller Conduits that the bank administers [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	2,576	3,216
Trading assets	3	3
Total assets	3	3
Derivative financial instruments	1	6
Total liabilities	1	6
Bank's maximum exposure to loss	2,579	3,219
Structured finance entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	3,114	4,488
Investment securities	1,124	1,054
Loans	1,070	978
Total assets	2,194	2,032
Bank's maximum exposure to loss	2,194	2,032
Capital funding vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	833	1,520
Investment securities	10	17
Loans	44	45
Total assets	54	62
Deposits - Business and government	779	1,458
Total liabilities	779	1,458
Bank's maximum exposure to loss	54	62
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	6,523	9,224
Trading assets	3	3
Investment securities	1,134	1,071
Loans	1,114	1,023
Total assets	2,251	2,097
Deposits - Business and government	779	1,458
Derivative financial instruments	1	6
Total liabilities	780	1,464
Bank's maximum exposure to loss	$ 4,827	$ 5,313